SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Deferred tax assets:
Net operating loss carry forwards	$ 395,410	$ 3,084,200	$ 1,163,749
Less: valuation allowance	(395,410)	(3,084,200)	(1,163,749)
Deferred tax assets